UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            July 1, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:             60
                                                  -----------------------

Form 13F Information Table Value Total:            210841(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
BLK-RK NJ                          ETF       09247C107         28     2000SH              SOLE                               2000
CLAYMORE TIMBER ETF                ETF       18383Q879          2       85SH              SOLE                                 85
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          7     2000SH              SOLE                               2000
DIAMONDS TRUST SER 1               ETF       252787106         24      200SH              SOLE                                200
DJ INTL REIT SPDR                  ETF       78463X863      14363   273225SH              SOLE                             273225
DJ ISHS SEL DIV IX                 ETF       464287168         58     1000SH              SOLE                               1000
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3320    54800SH              SOLE                              54800
DJ US ENE SEC IX FD                ETF       464287796       2744    21320SH              SOLE                              21320
DJ US FIN SEC IX                   ETF       464287788       3751    46240SH              SOLE                              46240
DJ US FINL SVC IX                  ETF       464287770        154     1775SH              SOLE                               1775
DJ US HTHCRE SEC IX FD             ETF       464287762       3821    61025SH              SOLE                              61025
DJ US INDUSTRIAL                   ETF       464287754        778    11370SH              SOLE                              11370
DJ US RE IX                        ETF       464287739       8845   135865SH              SOLE                             135865
DJ US TREAS INFLATE                ETF       464287176        124     1130SH              SOLE                               1130
DJ US UTIL IX                      ETF       464287697        147     1595SH              SOLE                               1595
EMRG MKTS VIPRS                    ETF       922042858       1702    18105SH              SOLE                              18105
HIGH YLD PLUS FD                   ETF       429906100         12     4000SH              SOLE                               4000
IPATH DJ-AIG INDEX                 ETF       06738C778         22      360SH              SOLE                                360
IPATH GS COMMOD IX                 ETF       06738C794      33576   580375SH              SOLE                             580375
ISHARES EMERG MKTS                 ETF       464287234       5127    38410SH              SOLE                              38410
ISHARES FTSE CHINA IX              ETF       464287184          4       30SH              SOLE                                 30
ISHARES GLBL CONS STAPLES          ETF       464288737       7017   116440SH              SOLE                             116440
ISHARES GLBL IND                   ETF       464288729       4961    83455SH              SOLE                              83455
ISHARES TR DJ                      ETF       464288778         85     2415SH              SOLE                               2415
ISHARES TR S&P GLBL ENE            ETF       464287341       2861    22315SH              SOLE                              22315
ISHARES TR S&P GLBL HLTH           ETF       464287325       6245   119855SH              SOLE                             119855
ISHARES TR S&P LATIN 40            ETF       464287390         28      111SH              SOLE                                111
ISHRS TR S&P GLBL FIN              ETF       464287333       8397   120790SH              SOLE                             120790
MORGAN STANLEY DEAN WITTER         ETF       61745P866         90     7000SH              SOLE                               7000
MUNIHOLDINGS NJ INSD               ETF       09245X101         35     2600SH              SOLE                               2600
NASDAQ BIOTECH IX                  ETF       464287556      13897   184615SH              SOLE                             184615
PIMCO CA MUNI                      ETF       72200N106        254    16250SH              SOLE                              16250
PIMCO CORP OPP FD                  ETF       72201B101         57     4000SH              SOLE                               4000
PIMCO MUNI INC                     ETF       72200R107         32     2000SH              SOLE                               2000
RUSS 3000 IX                       ETF       464287689          3       40SH              SOLE                                 40
RUSSELL MID CAP                    ETF       464287499        123     1310SH              SOLE                               1310
RYDEX ETF TR S&P 500               ETF       78355W106         13      300SH              SOLE                                300
RYDEX ETF S&P EQ WGHT              ETF       78355W833         61     1175SH              SOLE                               1175
S&P 500 DEP REC                    ETF       78462F103        156     1179SH              SOLE                               1179
S&P 500 INDEX FUND ETF             ETF       464287200        265     2005SH              SOLE                               2005
S&P INTL SM CAP                    ETF       78463X871      10173   319185SH              SOLE                             319185
S&P MDCP 400 IDX                   ETF       464287507      14509   188149SH              SOLE                             188149
S&P MID CAP 400                    ETF       78467Y107      22411   159080SH              SOLE                             159080
S&P SMCAP 600 IDX                  ETF       464287804         28      460SH              SOLE                                460
SEL SEC SPDR DISC                  ETF       81369Y407         27      880SH              SOLE                                880
SEL SEC SPDR ENERGY                ETF       81369Y506       7714   104625SH              SOLE                             104625
SEL SEC SPDR FIN                   ETF       81369Y605       6165   248255SH              SOLE                             248255
SEL SEC SPDR HLTH                  ETF       81369Y209       8352   269879SH              SOLE                             269879
SEL SEC SPDR INDUS                 ETF       81369Y704       7984   214485SH              SOLE                             214485
SEL SEC SPDR MAT                   ETF       81369Y100         80     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308      10197   368292SH              SOLE                             368292
STREETTRACKS WILSHIRE REIT         ETF       78464A607         12      175SH              SOLE                                175
VAN KAM AMERI CAP                  ETF       92112M103         62     5000SH              SOLE                               5000
VANG ETF ENERGY                    ETF       92204A306        188     2258SH              SOLE                               2258
VANG ETF FIN                       ETF       92204A405       2848    64092SH              SOLE                              64092
VANG ETF HEALTH                    ETF       92204A504        862    16557SH              SOLE                              16557
VANG ETF IND                       ETF       92204A603        946    14243SH              SOLE                              14243
VANG ETF STAPLES                   ETF       92204A207         69     1000SH              SOLE                               1000
VANG REIT IX                       ETF       922908553       4307    70770SH              SOLE                              70770
VANG TOTAL STOCK                   ETF       922908769         79      605SH              SOLE                                605

Total  $210841 (X1000)

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